ACCOUNTS RECEIVABLE, NET (Details Narrative)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)
Credit Loss [Abstract]
Accounts receiavable	$ 2,644,855	$ 20,629,870
Accounts receivable percentage	78.30%	78.30%